Trade Receivables - Summary of Trade Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	$ 72,646	$ 40,649	$ 33,645
Non-current trade receivables	23,508	2,210	87
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	75,422	41,972	34,729
Non-current trade receivables	23,508	2,210	87
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current trade receivables	$ (2,776)	$ (1,323)	$ (1,084)